Property and equipment (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

			June 30, 2012
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Land	9,650,656	-	9,650,656
Wind turbines and towers	254,097,018	(10,338,563)	243,758,455
Other generating facilities	51,789,674	(2,259,252)	49,530,422
Solar panels and facilities	2,587,257	(92,810)	2,494,447
Meteorological towers	1,086,911	(315,507)	771,404
Furniture and equipment	2,104,360	(221,547)	1,882,813
Automotive (Note 12(g) and (h))	456,085	(354,060)	102,025
	321,771,961	(13,581,739)	308,190,222

			December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Land	9,650,656	-	9,650,656
Wind turbines and towers	30,883,331	(6,917,637)	23,965,694
Other generating facilities	12,273,323	(1,517,871)	10,755,451
Solar panels and facilities	2,587,257	(34,606)	2,552,651
Meteorological towers	583,493	(285,791)	297,703
Furniture and equipment	252,247	(182,351)	69,896
Automotive (Note 12(g) and (h))	456,182	(319,877)	136,305
	56,686,489	(9,258,133)	47,428,356